Summary of Significant Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2019	2018	2019	2018
Preferred stock as converted	10,000	—	10,000	—
Restricted stock (unvested) (See Note 3)	1,800,000	—	1,800,000	—
Options	4,209,573	118,843	4,209,573	118,843
Warrants	5,750,000	—	5,750,000	—

Total	11,769,573	118,843	11,769,573	118,843